Tax Matters - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Summary Of Utilization of non capital tax losses during the period	$ 306.5
Applicable tax rate	25.00%	25.00%	25.00%
Deferred tax asset when utilisation is dependent on future taxable profits in excess of profits from reversal of taxable temporary differences and entity has suffered loss in jurisdiction to which deferred tax asset relates		$ 60.1
Canadian Federal Income Tax [Member]
Statement [Line Items]
Applicable tax rate	15.00%	15.00%	15.00%
Canadian Provincial Income Tax [Member]
Statement [Line Items]
Applicable tax rate	10.00%	10.00%	10.00%